Long-Term Debt - Lafayette Square (Details) $ in Thousands											3 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended
	Oct. 14, 2025 USD ($) shares	Sep. 08, 2025 USD ($)	Aug. 08, 2025 USD ($)	Dec. 27, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jun. 30, 2024 USD ($)	Oct. 03, 2023 USD ($)	Jun. 01, 2023	Jul. 28, 2022 USD ($)	Dec. 03, 2021 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 01, 2024
Long-Term Debt
Unamortized premium											$ 3,151	$ 3,151		$ 0
Payment of deferred financing costs														26	$ 576
Debt issuance costs											3,626	3,626		4,238	1,688	$ 1,688
Less: debt discount											(93)	(93)		(1,671)	0	0
Accrued interest											0	0		50	36	36
Credit Facility 2021 | Lafayette Square
Long-Term Debt
Borrowing capacity		$ 3,800		$ 6,000						$ 32,000
Line of credit facility, prepayments				4,000
Line of credit facility, interest reserve		100		2,000
Debt instrument, covenant compliance, minimum unrestricted cash amount			$ 1,500	750
Prepaid exit fee		3,000	25,000	3,000								3,000		3,000
Debt issuance costs			21,400	3,000
Fees paid to third parties				$ 100
Conversion of debt			25,000
Amendment closing fee			$ 1,000
Unamortized premium											3,200	3,200		0
Amendment fee		$ 100
Payment of deferred financing costs												1,200	$ 0	3,300	100
Debt issuance costs											3,600	3,600		4,200	1,700	1,700
Less: debt discount														(1,700)	0	0
Accrued interest											800	$ 800		0	0	0
Credit Facility 2021 | Lafayette Square | Subsequent Event
Long-Term Debt
Debt instrument, covenant compliance, minimum unrestricted cash amount	$ 450
Prepaid exit fee	35,000
Conversion of debt	$ 10,000
Issuance of Class A common stock, net of transaction costs (in shares) | shares	10,000
Payments of debt restructuring costs	$ 3,500
Cash balance threshold for prepayments	2,500
Credit Facility 2021 | Lafayette Square | For Fiscal Quarters Ended September 30, 2025
Long-Term Debt
Debt instrument, covenant compliance, minimum quarterly EBITDA											1,000
Credit Facility 2021 | Lafayette Square | For Fiscal Quarters Ended December 31, 2025
Long-Term Debt
Debt instrument, covenant compliance, minimum quarterly EBITDA											$ 1,000
Credit Facility 2021 | Lafayette Square | For Fiscal Quarters Ended December 31, 2025 | Subsequent Event
Long-Term Debt
Debt instrument, covenant compliance, minimum quarterly EBITDA	625
Minimum quarterly sell-side revenue	2,500
Credit Facility 2021 | Lafayette Square | For the Fiscal Quarter Ended June 30, 2026
Long-Term Debt
Debt instrument, covenant, leverage ratio			3.50
Debt instrument, covenant, fixed charge ratio			1.25
Credit Facility 2021 | Lafayette Square | For Fiscal Quarters After June 30, 2026
Long-Term Debt
Debt instrument, covenant, leverage ratio			3.25
Debt instrument, covenant, fixed charge ratio			1.50
Credit Facility 2021 | Lafayette Square | Fiscal Quarters After March 31, 2026 | Subsequent Event
Long-Term Debt
Minimum quarterly sell-side revenue	5,000
Credit Facility 2021 | Lafayette Square | For Fiscal Quarters Ended March 31, 2026 | Subsequent Event
Long-Term Debt
Debt instrument, covenant compliance, minimum quarterly EBITDA	1,921
Minimum quarterly sell-side revenue	$ 2,500
Credit Facility 2021 | Lafayette Square | For Fiscal Quarters After December 31, 2025
Long-Term Debt
Debt instrument, covenant compliance, minimum quarterly EBITDA			$ 500
Credit Facility 2021 | Lafayette Square | Minimum
Long-Term Debt
Spread on variable rate (as percent)										7.00%
Debt instrument, covenant, leverage ratio										1.00
Credit Facility 2021 | Lafayette Square | Maximum
Long-Term Debt
Spread on variable rate (as percent)										10.00%
Debt instrument, covenant, leverage ratio										3.50
Closing Date Term Loan | Line of Credit
Long-Term Debt
Installment payments														$ 300	$ 100	$ 100
Closing Date Term Loan | Lafayette Square
Long-Term Debt
Borrowing capacity										$ 22,000
Delayed Draw Term Loan
Long-Term Debt
Amount of proceeds							$ 3,600
Delayed Draw Term Loan | Line of Credit
Long-Term Debt
Debt instrument quarterly installment payment (as percent)											1.25%	1.25%		1.25%	0.625%	0.625%	0.625%
Delayed Draw Term Loan | Lafayette Square
Long-Term Debt
Borrowing capacity										$ 10,000
Amount of proceeds									$ 4,300
2021 Credit Facility, Interest Period Of One Month | Lafayette Square
Long-Term Debt
Basis spread agreed (as percent)								0.10%
2021 Credit Facility, Interest Period Of Three Month | Lafayette Square
Long-Term Debt
Basis spread agreed (as percent)								0.15%
2024 Credit Facility | Line of Credit | Secured Debt
Long-Term Debt
Commitment fee percentage						0.50%
Commitment fee amount						$ 100
Payments of debt issuance costs					$ 100